Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events [Abstract]
Subsequent events

18. Subsequent events

In January 2013, Shandong Borun has successfully registered its plan to issue private placement bonds with an aggregate principal amount of RMB500 million ($79.5 million) with the Shanghai Stock Exchange (the "Registered Plan"). Under the Registered Plan, Shandong Borun issued three-year fixed-rate private placement bonds with a principle amount of RMB350 million ($55.7 million) (the "BORN Bonds").

The BORN Bonds were issued at face value, bear a fixed annual interest rate of 9.3%, and will mature in 2016. At the end of the second year during the life of the BORN Bonds, Shandong Borun can decide whether to raise interest rate, and bondholders have the right to sell back, in whole or in part, at face value. Proceeds from issuance of the BORN Bonds will be used for working capital and capital expenditure purposes. Under the Registered Plan, Shandong Borun has the option to issue a second tranche of private placement bonds within six months of registration, with a principle amount of RMB150 million ($23.8 million) and same terms as the BORN Bonds.